Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Balance Sheets Pertaining Only to Meridian Interstate Bancorp

	December 31,
	2013	2012
	(In thousands)
BALANCE SHEETS
Assets
Cash and cash equivalents—subsidiary	$183	$718
Cash and cash equivalents—other	—	63

Total cash and cash equivalents	183	781
Securities available for sale, at fair value	1,026	24,378
Investment in subsidiaries	245,762	207,162
Other assets	2,305	2,131

Total assets	$249,276	$234,452

Liabilities and Stockholders’ Equity
Accrued expenses and other liabilities	$71	$509
Stockholders’ equity	249,205	233,943

Total liabilities and stockholders’ equity	$249,276	$234,452

Statements of Income Pertaining Only to Meridian Interstate Bancorp

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
STATEMENTS OF INCOME
Income:
Interest and dividend income	$260	$361	$220
Gain on sales of securities, net	940	364	—
Equity income on investment in affliate bank	—	310	1,110
Gain on sale of investment in affiliate bank	—	4,819	—

Total income	1,200	5,854	1,330
Operating expenses	958	880	800

Income before income taxes and equity in undistributed earnings of subsidiaries	242	4,974	530
Applicable income tax provision	63	1,986	210

	179	2,988	320
Equity in undistributed earnings of subsidiaries	15,250	9,438	11,650

Net income	$15,429	$12,426	$11,970

Statements of Cash Flows Pertaining Only to Meridian Interstate Bancorp

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
STATEMENTS OF CASH FLOWS
Cash flows from operating activities:
Net income	$15,429	$12,426	$11,970
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed earnings of subsidiaries	(15,250)	(9,438)	(11,650)
Equity income on investment in affliate bank	—	(310)	(1,110)
Net amortization of securities available for sale	3	3	4
Gain on sales of securities, net	(940)	(364)	—
Gain on sale of investment in affiliate bank	—	(4,819)	—
Share-based compensation expense	287	295	294
Increase in other assets	(76)	(66)	(125)
(Decrease) increase in other liabilities	(438)	270	226

Net cash used by operating activities	(985)	(2,003)	(391)

Cash flows from investing activities:
Purchases of certificates of deposit	—	—	(2,500)
Maturities of certificates of deposit	—	2,500	—
Activity in securities available for sale:
Proceeds from maturities, calls and principal payments	—	—	2,000
Redemption (purchase) of mutual funds, net	11,784	(4,764)	3,509
Proceeds from sales	12,266	4,518	—
Proceeds from sale of investment in affiliate bank	—	6,600	—
Capital contribution to bank subsidiary	(22,000)	(5,000)	—

Net cash provided by investing activities	2,050	3,854	3,009

Cash flows from financing activities:
Purchase of treasury stock	(1,698)	(1,160)	(5,196)
Stock options exercised	35	27	—

Net cash used by financing activities	(1,663)	(1,133)	(5,196)

Net change in cash and cash equivalents	(598)	718	(2,578)
Cash and cash equivalents at beginning of year	781	63	2,641

Cash and cash equivalents at end of year	$183	$781	$63